UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008

[LOGO OF USAA]
   USAA(R)

                                USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

   Distributions to Shareholders                                              17

   Report of Independent Registered Public Accounting Firm                    18

   Portfolio of Investments                                                   19

   Notes to Portfolio of Investments                                          35

   Financial Statements                                                       39

   Notes to Financial Statements                                              42

EXPENSE EXAMPLE                                                               56

ADVISORY AGREEMENT                                                            58

TRUSTEES' AND OFFICERS' INFORMATION                                           64

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                              THE OLD ADAGE - THE BEST TIME TO BUY IS WHEN IT
[PHOTO OF CHRISTOPHER     FEELS LIKE THE WORST TIME - IS OLD FOR A REASON. THERE
      W. CLAUS]               FREQUENTLY ARE BUYING OPPORTUNITIES IN DECLINES.

                                                       "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]    MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                           USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended July 31, 2008, the USAA Income Fund had a total return of 4.37%. This compares to returns of 6.15% for the Lehman Brothers U.S. Aggregate Bond Index and 2.31% for the Lipper A Rated Bond Funds Index.

         As of July 31, 2008, the Fund's 12-month dividend yield was 5.32%, compared to 4.91% for the Lipper Corporate Debt Funds A Rated Average.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING YEAR.

         Following years of excess liquidity and lax lending standards, investors fled from all risky assets on the news of potentially heavy losses on subprime mortgages. In this credit crisis, which extended throughout the reporting year, U.S. Treasuries were by far the best performing sector, especially Treasury inflation-protected securities
         (TIPS). Sectors with credit risk, particularly bonds backed by subprime mortgages and securities of financial companies, were hit hard as financial institutions took write-downs that, as of this writing, have totaled $500 billion. The slowdown in the U.S. economy hurt corporate bonds as well as asset-backed securities.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT DROVE THE FUND'S STRONG PERFORMANCE?

         Our strong performance was largely a result of decisions we made in 2005 and 2006. We became concerned that investors were not demanding enough of a yield premium to own lower-quality bonds. We were especially concerned about exotic mortgages and the willingness to lend to people without regard for their ability to repay their loans. The Fund therefore benefited from our earlier decision to avoid subprime mortgages and, wherever possible, companies that might have exposure to subprime mortgages.

WHAT STEPS HAVE YOU TAKEN DURING THE CREDIT CRISIS OVER THE PAST YEAR?

         Early in the reporting period, we continued to avoid financials that we thought would have exposure to subprime mortgages. We remained alert to the impact of increasing bank write-offs. We increased our exposure to TIPS as inflation became a concern. Also, we took advantage of opportunities that arose when we believed that the market was overreacting. As all financial institutions became suspect, we capitalized on distressed prices to invest in select securities of those companies we believed would recover. We added to corporate bonds when their yields more than compensated for the added risk. We added Fannie Mae mortgage-backed securities when news headlines made them cheap. And when the auction-rate market stopped functioning, we bought high-quality securities selectively that paid high rates because of the market dislocation.

ARE YOU CONCERNED ABOUT FANNIE MAE AND FREDDIE MAC?

         In our view, Fannie Mae and Freddie Mac truly are "too big to fail." Recent strong support from the Federal Reserve Board (the Fed), Treasury, and Congress seems to imply that the "implicit" government guarantee of their senior debt and mortgage-backed

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

            [CHART OF TREASURY YIELDS, FED FUNDS, AND DISCOUNT RATES]

                 FEDERAL                                                   2-YEAR                      10-YEAR
                  FUNDS                        DISCOUNT                   TREASUARY                   TREASUARY
                  RATE                           RATE                       YIELD                       YIELD
                -------                        --------                   ---------                   ---------
  7/1/2007        5.25%         7/1/2007         6.25%        7/1/2007      4.522%        7/1/2007       4.741%
  8/1/2007        5.25          8/1/2007         6.25         8/1/2007      4.604         8/1/2007       4.794
  8/2/2007        5.25          8/2/2007         6.25         8/2/2007      4.579         8/2/2007       4.767
  8/3/2007        5.25          8/3/2007         6.25         8/3/2007      4.421         8/3/2007       4.686
  8/6/2007        5.25          8/6/2007         6.25         8/6/2007      4.512         8/6/2007       4.739
  8/7/2007        5.25          8/7/2007         6.25         8/7/2007      4.562         8/7/2007       4.77
  8/8/2007        5.25          8/8/2007         6.25         8/8/2007      4.662         8/8/2007       4.879
  8/9/2007        5.25          8/9/2007         6.25         8/9/2007      4.445         8/9/2007       4.77
 8/10/2007        5.25         8/10/2007         6.25        8/10/2007      4.46         8/10/2007       4.81
 8/13/2007        5.25         8/13/2007         6.25        8/13/2007      4.418        8/13/2007       4.762
 8/14/2007        5.25         8/14/2007         6.25        8/14/2007      4.368        8/14/2007       4.726
 8/15/2007        5.25         8/15/2007         6.25        8/15/2007      4.292        8/15/2007       4.726
 8/16/2007        5.25         8/16/2007         6.25        8/16/2007      4.216        8/16/2007       4.659
 8/17/2007        5.25         8/17/2007         5.75        8/17/2007      4.189        8/17/2007       4.687
 8/20/2007        5.25         8/20/2007         5.75        8/20/2007      4.087        8/20/2007       4.628
 8/21/2007        5.25         8/21/2007         5.75        8/21/2007      4.028        8/21/2007       4.592
 8/22/2007        5.25         8/22/2007         5.75        8/22/2007      4.187        8/22/2007       4.647
 8/23/2007        5.25         8/23/2007         5.75        8/23/2007      4.254        8/23/2007       4.647
 8/24/2007        5.25         8/24/2007         5.75        8/24/2007      4.295        8/24/2007       4.618
 8/27/2007        5.25         8/27/2007         5.75        8/27/2007      4.209        8/27/2007       4.565
 8/28/2007        5.25         8/28/2007         5.75        8/28/2007      4.073        8/28/2007       4.508
 8/29/2007        5.25         8/29/2007         5.75        8/29/2007      4.165        8/29/2007       4.561
 8/30/2007        5.25         8/30/2007         5.75        8/30/2007      4.094        8/30/2007       4.508
 8/31/2007        5.25         8/31/2007         5.75        8/31/2007      4.136        8/31/2007       4.531
  9/3/2007        5.25          9/3/2007         5.75         9/3/2007      4.136         9/3/2007       4.531
  9/4/2007        5.25          9/4/2007         5.75         9/4/2007      4.128         9/4/2007       4.549
  9/5/2007        5.25          9/5/2007         5.75         9/5/2007      4.012         9/5/2007       4.469
  9/6/2007        5.25          9/6/2007         5.75         9/6/2007      4.087         9/6/2007       4.51
  9/7/2007        5.25          9/7/2007         5.75         9/7/2007      3.904         9/7/2007       4.384
 9/10/2007        5.25         9/10/2007         5.75        9/10/2007      3.854        9/10/2007       4.324
 9/11/2007        5.25         9/11/2007         5.75        9/11/2007      3.945        9/11/2007       4.37
 9/12/2007        5.25         9/12/2007         5.75        9/12/2007      3.962        9/12/2007       4.412
 9/13/2007        5.25         9/13/2007         5.75        9/13/2007      4.029        9/13/2007       4.466
 9/14/2007        5.25         9/14/2007         5.75        9/14/2007      4.037        9/14/2007       4.456
 9/17/2007        5.25         9/17/2007         5.75        9/17/2007      4.071        9/17/2007       4.468
 9/18/2007        4.75         9/18/2007         5.25        9/18/2007      3.978        9/18/2007       4.474
 9/19/2007        4.75         9/19/2007         5.25        9/19/2007      3.995        9/19/2007       4.548
 9/20/2007        4.75         9/20/2007         5.25        9/20/2007      4.113        9/20/2007       4.698
 9/21/2007        4.75         9/21/2007         5.25        9/21/2007      4.037        9/21/2007       4.622
 9/24/2007        4.75         9/24/2007         5.25        9/24/2007      4.045        9/24/2007       4.63
 9/25/2007        4.75         9/25/2007         5.25        9/25/2007      3.994        9/25/2007       4.626
 9/26/2007        4.75         9/26/2007         5.25        9/26/2007      3.986        9/26/2007       4.622
 9/27/2007        4.75         9/27/2007         5.25        9/27/2007      3.947        9/27/2007       4.565
 9/28/2007        4.75         9/28/2007         5.25        9/28/2007      3.988        9/28/2007       4.588
 10/1/2007        4.75         10/1/2007         5.25        10/1/2007      4.004        10/1/2007       4.547
 10/2/2007        4.75         10/2/2007         5.25        10/2/2007      3.971        10/2/2007       4.524
 10/3/2007        4.75         10/3/2007         5.25        10/3/2007      4.02         10/3/2007       4.561
 10/4/2007        4.75         10/4/2007         5.25        10/4/2007      3.979        10/4/2007       4.512
 10/5/2007        4.75         10/5/2007         5.25        10/5/2007      4.078        10/5/2007       4.638
 10/8/2007        4.75         10/8/2007         5.25        10/8/2007      4.079        10/8/2007       4.638
 10/9/2007        4.75         10/9/2007         5.25        10/9/2007      4.129        10/9/2007       4.649
10/10/2007        4.75        10/10/2007         5.25       10/10/2007      4.145       10/10/2007       4.651
10/11/2007        4.75        10/11/2007         5.25       10/11/2007      4.12        10/11/2007       4.638
10/12/2007        4.75        10/12/2007         5.25       10/12/2007      4.23        10/12/2007       4.683
10/15/2007        4.75        10/15/2007         5.25       10/15/2007      4.222       10/15/2007       4.679
10/16/2007        4.75        10/16/2007         5.25       10/16/2007      4.129       10/16/2007       4.649
10/17/2007        4.75        10/17/2007         5.25       10/17/2007      3.978       10/17/2007       4.554
10/18/2007        4.75        10/18/2007         5.25       10/18/2007      3.911       10/18/2007       4.491
10/19/2007        4.75        10/19/2007         5.25       10/19/2007      3.784       10/19/2007       4.393
10/22/2007        4.75        10/22/2007         5.25       10/22/2007      3.859       10/22/2007       4.413
10/23/2007        4.75        10/23/2007         5.25       10/23/2007      3.817       10/23/2007       4.405
10/24/2007        4.75        10/24/2007         5.25       10/24/2007      3.741       10/24/2007       4.341
10/25/2007        4.75        10/25/2007         5.25       10/25/2007      3.768       10/25/2007       4.379
10/26/2007        4.75        10/26/2007         5.25       10/26/2007      3.776       10/26/2007       4.403
10/29/2007        4.75        10/29/2007         5.25       10/29/2007      3.801       10/29/2007       4.383
10/30/2007        4.75        10/30/2007         5.25       10/30/2007      3.809       10/30/2007       4.381
10/31/2007        4.5         10/31/2007         5          10/31/2007      3.949       10/31/2007       4.473
 11/1/2007        4.5          11/1/2007         5           11/1/2007      3.76         11/1/2007       4.348
 11/2/2007        4.5          11/2/2007         5           11/2/2007      3.678        11/2/2007       4.318
 11/5/2007        4.5          11/5/2007         5           11/5/2007      3.678        11/5/2007       4.336
 11/6/2007        4.5          11/6/2007         5           11/6/2007      3.711        11/6/2007       4.375
 11/7/2007        4.5          11/7/2007         5           11/7/2007      3.546        11/7/2007       4.31
 11/8/2007        4.5          11/8/2007         5           11/8/2007      3.472        11/8/2007       4.285
 11/9/2007        4.5          11/9/2007         5           11/9/2007       3.43        11/9/2007       4.215
11/12/2007        4.5         11/12/2007         5          11/12/2007      3.429       11/12/2007       4.215
11/13/2007        4.5         11/13/2007         5          11/13/2007      3.545       11/13/2007       4.265
11/14/2007        4.5         11/14/2007         5          11/14/2007      3.504       11/14/2007       4.252
11/15/2007        4.5         11/15/2007         5          11/15/2007      3.321       11/15/2007       4.142
11/16/2007        4.5         11/16/2007         5          11/16/2007      3.344       11/16/2007       4.169
11/19/2007        4.5         11/19/2007         5          11/19/2007      3.153       11/19/2007       4.073
11/20/2007        4.5         11/20/2007         5          11/20/2007      3.202       11/20/2007       4.098
11/21/2007        4.5         11/21/2007         5          11/21/2007      3.001       11/21/2007       4.009
11/22/2007        4.5         11/22/2007         5          11/22/2007      2.998       11/22/2007       4.008
11/23/2007        4.5         11/23/2007         5          11/23/2007      3.082       11/23/2007       4.001
11/26/2007        4.5         11/26/2007         5          11/26/2007      2.889       11/26/2007       3.841
11/27/2007        4.5         11/27/2007         5          11/27/2007      3.072       11/27/2007       3.95
11/28/2007        4.5         11/28/2007         5          11/28/2007      3.18        11/28/2007       4.037
11/29/2007        4.5         11/29/2007         5          11/29/2007      3.048       11/29/2007       3.936
11/30/2007        4.5         11/30/2007         5          11/30/2007      2.999       11/30/2007       3.94
 12/3/2007        4.5          12/3/2007         5           12/3/2007      2.852        12/3/2007       3.848
 12/4/2007        4.5          12/4/2007         5           12/4/2007      2.876        12/4/2007       3.894
 12/5/2007        4.5          12/5/2007         5           12/5/2007      2.933        12/5/2007       3.957
 12/6/2007        4.5          12/6/2007         5           12/6/2007      3.031        12/6/2007        4.01
 12/7/2007        4.5          12/7/2007         5           12/7/2007      3.104        12/7/2007       4.107
12/10/2007        4.5         12/10/2007         5          12/10/2007      3.17        12/10/2007       4.159
12/11/2007        4.25        12/11/2007         4.75       12/11/2007      2.923       12/11/2007       3.971
12/12/2007        4.25        12/12/2007         4.75       12/12/2007      3.137       12/12/2007       4.091
12/13/2007        4.25        12/13/2007         4.75       12/13/2007      3.236       12/13/2007       4.203
12/14/2007        4.25        12/14/2007         4.75       12/14/2007      3.312       12/14/2007       4.236
12/17/2007        4.25        12/17/2007         4.75       12/17/2007      3.179       12/17/2007       4.147
12/18/2007        4.25        12/18/2007         4.75       12/18/2007      3.195       12/18/2007       4.12
12/19/2007        4.25        12/19/2007         4.75       12/19/2007      3.104       12/19/2007       4.03
12/20/2007        4.25        12/20/2007         4.75       12/20/2007      3.095       12/20/2007       4.053
12/21/2007        4.25        12/21/2007         4.75       12/21/2007      3.196       12/21/2007       4.17
12/24/2007        4.25        12/24/2007         4.75       12/24/2007      3.246       12/24/2007       4.214
12/25/2007        4.25        12/25/2007         4.75       12/25/2007      3.246       12/25/2007       4.214
12/26/2007        4.25        12/26/2007         4.75       12/26/2007      3.306       12/26/2007       4.277
12/27/2007        4.25        12/27/2007         4.75       12/27/2007      3.213       12/27/2007       4.199
12/28/2007        4.25        12/28/2007         4.75       12/28/2007      3.108       12/28/2007       4.075
12/31/2007        4.25        12/31/2007         4.75       12/31/2007      3.051       12/31/2007       4.025
  1/1/2008        4.25          1/1/2008         4.75         1/1/2008      3.05          1/1/2008       4.025
  1/2/2008        4.25          1/2/2008         4.75         1/2/2008      2.88          1/2/2008       3.905
  1/3/2008        4.25          1/3/2008         4.75         1/3/2008      2.815         1/3/2008       3.894
  1/4/2008        4.25          1/4/2008         4.75         1/4/2008      2.748         1/4/2008       3.867
  1/7/2008        4.25          1/7/2008         4.75         1/7/2008      2.747         1/7/2008       3.833
  1/8/2008        4.25          1/8/2008         4.75         1/8/2008      2.682         1/8/2008       3.784
  1/9/2008        4.25          1/9/2008         4.75         1/9/2008      2.721         1/9/2008       3.823
 1/10/2008        4.25         1/10/2008         4.75        1/10/2008      2.696        1/10/2008       3.886
 1/11/2008        4.25         1/11/2008         4.75        1/11/2008      2.555        1/11/2008       3.785
 1/14/2008        4.25         1/14/2008         4.75        1/14/2008      2.554        1/14/2008       3.767
 1/15/2008        4.25         1/15/2008         4.75        1/15/2008      2.48         1/15/2008       3.677
 1/16/2008        4.25         1/16/2008         4.75        1/16/2008      2.503        1/16/2008       3.736
 1/17/2008        4.25         1/17/2008         4.75        1/17/2008      2.404        1/17/2008       3.623
 1/18/2008        4.25         1/18/2008         4.75        1/18/2008      2.35         1/18/2008       3.632
 1/21/2008        4.25         1/21/2008         4.75        1/21/2008      2.349        1/21/2008       3.631
 1/22/2008        3.5          1/22/2008         4           1/22/2008      1.997        1/22/2008       3.435
 1/23/2008        3.5          1/23/2008         4           1/23/2008      2.151        1/23/2008       3.6
 1/24/2008        3.5          1/24/2008         4           1/24/2008      2.314        1/24/2008       3.704
 1/25/2008        3.5          1/25/2008         4           1/25/2008      2.186        1/25/2008       3.551
 1/28/2008        3.5          1/28/2008         4           1/28/2008      2.193        1/28/2008       3.582
 1/29/2008        3.5          1/29/2008         4           1/29/2008      2.29         1/29/2008       3.679
 1/30/2008        3            1/30/2008         3.5         1/30/2008      2.169        1/30/2008       3.667
 1/31/2008        3            1/31/2008         3.5         1/31/2008      2.097        1/31/2008       3.595
  2/1/2008        3             2/1/2008         3.5          2/1/2008      2.073         2/1/2008       3.594
  2/4/2008        3             2/4/2008         3.5          2/4/2008      2.064         2/4/2008       3.646
  2/5/2008        3             2/5/2008         3.5          2/5/2008      1.919         2/5/2008       3.572
  2/6/2008        3             2/6/2008         3.5          2/6/2008      1.927         2/6/2008       3.59
  2/7/2008        3             2/7/2008         3.5          2/7/2008      2.048         2/7/2008       3.762
  2/8/2008        3             2/8/2008         3.5          2/8/2008      1.926         2/8/2008       3.645
 2/11/2008        3            2/11/2008         3.5         2/11/2008      1.909        2/11/2008       3.616
 2/12/2008        3            2/12/2008         3.5         2/12/2008      1.917        2/12/2008       3.66
 2/13/2008        3            2/13/2008         3.5         2/13/2008      1.917        2/13/2008       3.73
 2/14/2008        3            2/14/2008         3.5         2/14/2008      1.892        2/14/2008       3.818
 2/15/2008        3            2/15/2008         3.5         2/15/2008      1.915        2/15/2008       3.77
 2/18/2008        3            2/18/2008         3.5         2/18/2008      1.915        2/18/2008       3.771
 2/19/2008        3            2/19/2008         3.5         2/19/2008      2.071        2/19/2008       3.898
 2/20/2008        3            2/20/2008         3.5         2/20/2008      2.129        2/20/2008       3.892
 2/21/2008        3            2/21/2008         3.5         2/21/2008      1.972        2/21/2008       3.773
 2/22/2008        3            2/22/2008         3.5         2/22/2008      2.021        2/22/2008       3.803
 2/25/2008        3            2/25/2008         3.5         2/25/2008      2.112        2/25/2008       3.898
 2/26/2008        3            2/26/2008         3.5         2/26/2008      2.004        2/26/2008       3.862
 2/27/2008        3            2/27/2008         3.5         2/27/2008      1.996        2/27/2008       3.85
 2/28/2008        3            2/28/2008         3.5         2/28/2008      1.82         2/28/2008       3.672
 2/29/2008        3            2/29/2008         3.5         2/29/2008      1.62         2/29/2008       3.511
  3/3/2008        3             3/3/2008         3.5          3/3/2008      1.635         3/3/2008       3.549
  3/4/2008        3             3/4/2008         3.5          3/4/2008      1.659         3/4/2008       3.626
  3/5/2008        3             3/5/2008         3.5          3/5/2008      1.626         3/5/2008       3.67
  3/6/2008        3             3/6/2008         3.5          3/6/2008      1.506         3/6/2008       3.585
  3/7/2008        3             3/7/2008         3.5          3/7/2008      1.52          3/7/2008       3.534
 3/10/2008        3            3/10/2008         3.5         3/10/2008      1.487        3/10/2008       3.457
 3/11/2008        3            3/11/2008         3.5         3/11/2008      1.744        3/11/2008       3.594
 3/12/2008        3            3/12/2008         3.5         3/12/2008      1.623        3/12/2008       3.462
 3/13/2008        3            3/13/2008         3.5         3/13/2008      1.63         3/13/2008       3.528
 3/14/2008        3            3/14/2008         3.5         3/14/2008      1.483        3/14/2008       3.47
 3/17/2008        3            3/17/2008         3.25        3/17/2008      1.345        3/17/2008       3.308
 3/18/2008        2.25         3/18/2008         2.5         3/18/2008      1.603        3/18/2008       3.485
 3/19/2008        2.25         3/19/2008         2.5         3/19/2008      1.464        3/19/2008       3.33
 3/20/2008        2.25         3/20/2008         2.5         3/20/2008      1.6         3/20/2008        3.335
 3/21/2008        2.25         3/21/2008         2.5         3/21/2008      1.6         3/21/2008        3.335
 3/24/2008        2.25         3/24/2008         2.5         3/24/2008      1.805        3/24/2008       3.558
 3/25/2008        2.25         3/25/2008         2.5         3/25/2008      1.772        3/25/2008       3.507
 3/26/2008        2.25         3/26/2008         2.5         3/26/2008      1.623        3/26/2008       3.462
 3/27/2008        2.25         3/27/2008         2.5         3/27/2008      1.69         3/27/2008       3.53
 3/28/2008        2.25         3/28/2008         2.5         3/28/2008      1.65         3/28/2008       3.443
 3/31/2008        2.25         3/31/2008         2.5         3/31/2008      1.586        3/31/2008       3.411
  4/1/2008        2.25          4/1/2008         2.5          4/1/2008      1.794         4/1/2008       3.56
  4/2/2008        2.25          4/2/2008         2.5          4/2/2008      1.899         4/2/2008       3.598
  4/3/2008        2.25          4/3/2008         2.5          4/3/2008      1.891         4/3/2008       3.579
  4/4/2008        2.25          4/4/2008         2.5          4/4/2008      1.818         4/4/2008       3.468
  4/7/2008        2.25          4/7/2008         2.5          4/7/2008      1.916         4/7/2008       3.537
  4/8/2008        2.25          4/8/2008         2.5          4/8/2008      1.875         4/8/2008       3.558
  4/9/2008        2.25          4/9/2008         2.5          4/9/2008      1.77          4/9/2008       3.483
 4/10/2008        2.25         4/10/2008         2.5         4/10/2008      1.843        4/10/2008       3.541
 4/11/2008        2.25         4/11/2008         2.5         4/11/2008      1.746        4/11/2008       3.471
 4/14/2008        2.25         4/14/2008         2.5         4/14/2008      1.762        4/14/2008       3.513
 4/15/2008        2.25         4/15/2008         2.5         4/15/2008      1.868        4/15/2008       3.602
 4/16/2008        2.25         4/16/2008         2.5         4/16/2008      1.967        4/16/2008       3.691
 4/17/2008        2.25         4/17/2008         2.5         4/17/2008      2.107        4/17/2008       3.729
 4/18/2008        2.25         4/18/2008         2.5         4/18/2008      2.134        4/18/2008       3.708
 4/21/2008        2.25         4/21/2008         2.5         4/21/2008      2.176        4/21/2008       3.727
 4/22/2008        2.25         4/22/2008         2.5         4/22/2008      2.193        4/22/2008       3.693
 4/23/2008        2.25         4/23/2008         2.5         4/23/2008      2.193        4/23/2008       3.733
 4/24/2008        2.25         4/24/2008         2.5         4/24/2008      2.387        4/24/2008       3.827
 4/25/2008        2.25         4/25/2008         2.5         4/25/2008      2.419        4/25/2008       3.872
 4/28/2008        2.25         4/28/2008         2.5         4/28/2008      2.346        4/28/2008       3.827
 4/29/2008        2.25         4/29/2008         2.5         4/29/2008      2.354        4/29/2008       3.821
 4/30/2008        2            4/30/2008         2.25        4/30/2008      2.258        4/30/2008       3.73
  5/1/2008        2             5/1/2008         2.25         5/1/2008      2.371         5/1/2008       3.765
  5/2/2008        2             5/2/2008         2.25         5/2/2008      2.453         5/2/2008       3.857
  5/5/2008        2             5/5/2008         2.25         5/5/2008      2.421         5/5/2008       3.869
  5/6/2008        2             5/6/2008         2.25         5/6/2008      2.389         5/6/2008       3.918
  5/7/2008        2             5/7/2008         2.25         5/7/2008      2.308         5/7/2008       3.849
  5/8/2008        2             5/8/2008         2.25         5/8/2008      2.218         5/8/2008       3.78
  5/9/2008        2             5/9/2008         2.25         5/9/2008      2.243         5/9/2008       3.771
 5/12/2008        2            5/12/2008         2.25        5/12/2008      2.309        5/12/2008       3.799
 5/13/2008        2            5/13/2008         2.25        5/13/2008      2.474        5/13/2008       3.915
 5/14/2008        2            5/14/2008         2.25        5/14/2008      2.515        5/14/2008       3.913
 5/15/2008        2            5/15/2008         2.25        5/15/2008      2.425        5/15/2008       3.816
 5/16/2008        2            5/16/2008         2.25        5/16/2008      2.443        5/16/2008       3.846
 5/19/2008        2            5/19/2008         2.25        5/19/2008      2.393        5/19/2008       3.831
 5/20/2008        2            5/20/2008         2.25        5/20/2008      2.302        5/20/2008       3.776
 5/21/2008        2            5/21/2008         2.25        5/21/2008      2.402        5/21/2008       3.809
 5/22/2008        2            5/22/2008         2.25        5/22/2008      2.528        5/22/2008       3.913
 5/23/2008        2            5/23/2008         2.25        5/23/2008      2.429        5/23/2008       3.844
 5/26/2008        2            5/26/2008         2.25        5/26/2008      2.438        5/26/2008       3.844
 5/27/2008        2            5/27/2008         2.25        5/27/2008      2.505        5/27/2008       3.921
 5/28/2008        2            5/28/2008         2.25        5/28/2008      2.607        5/28/2008       4.005
 5/29/2008        2            5/29/2008         2.25        5/29/2008      2.686        5/29/2008       4.077
 5/30/2008        2            5/30/2008         2.25        5/30/2008      2.645        5/30/2008       4.061
  6/2/2008        2             6/2/2008         2.25         6/2/2008      2.508         6/2/2008       3.959
  6/3/2008        2             6/3/2008         2.25         6/3/2008      2.402         6/3/2008       3.896
  6/4/2008        2             6/4/2008         2.25         6/4/2008      2.451         6/4/2008       3.978
  6/5/2008        2             6/5/2008         2.25         6/5/2008      2.499         6/5/2008       4.04
  6/6/2008        2             6/6/2008         2.25         6/6/2008      2.376         6/6/2008       3.911
  6/9/2008        2             6/9/2008         2.25         6/9/2008      2.711         6/9/2008           4
 6/10/2008        2            6/10/2008         2.25        6/10/2008      2.925        6/10/2008       4.105
 6/11/2008        2            6/11/2008         2.25        6/11/2008      2.81         6/11/2008       4.075
 6/12/2008        2            6/12/2008         2.25        6/12/2008      3.041        6/12/2008       4.213
 6/13/2008        2            6/13/2008         2.25        6/13/2008      3.035        6/13/2008       4.259
 6/16/2008        2            6/16/2008         2.25        6/16/2008      3.035        6/16/2008       4.269
 6/17/2008        2            6/17/2008         2.25        6/17/2008      2.894        6/17/2008       4.199
 6/18/2008        2            6/18/2008         2.25        6/18/2008      2.853        6/18/2008       4.138
 6/19/2008        2            6/19/2008         2.25        6/19/2008      2.937        6/19/2008       4.209
 6/20/2008        2            6/20/2008         2.25        6/20/2008      2.896        6/20/2008       4.166
 6/23/2008        2            6/23/2008         2.25        6/23/2008      2.938        6/23/2008       4.166
 6/24/2008        2            6/24/2008         2.25        6/24/2008      2.838        6/24/2008       4.084
 6/25/2008        2            6/25/2008         2.25        6/25/2008      2.814        6/25/2008       4.101
 6/26/2008        2            6/26/2008         2.25        6/26/2008      2.661        6/26/2008       4.035
 6/27/2008        2            6/27/2008         2.25        6/27/2008      2.629        6/27/2008       3.967
 6/30/2008        2            6/30/2008         2.25        6/30/2008      2.62         6/30/2008       3.971
  7/1/2008        2             7/1/2008         2.25         7/1/2008      2.652         7/1/2008       4.004
  7/2/2008        2             7/2/2008         2.25         7/2/2008      2.579         7/2/2008       3.959
  7/3/2008        2             7/3/2008         2.25         7/3/2008      2.529         7/3/2008       3.977
  7/4/2008        2             7/4/2008         2.25         7/4/2008      2.537         7/4/2008       3.977
  7/7/2008        2             7/7/2008         2.25         7/7/2008      2.431         7/7/2008       3.901
  7/8/2008        2             7/8/2008         2.25         7/8/2008      2.479         7/8/2008       3.884
  7/9/2008        2             7/9/2008         2.25         7/9/2008      2.39          7/9/2008       3.813
 7/10/2008        2            7/10/2008         2.25        7/10/2008      2.405        7/10/2008       3.798
 7/11/2008        2            7/11/2008         2.25        7/11/2008      2.599        7/11/2008        3.96
 7/14/2008        2            7/14/2008         2.25        7/14/2008      2.451        7/14/2008       3.857
 7/15/2008        2            7/15/2008         2.25        7/15/2008      2.369        7/15/2008       3.821
 7/16/2008        2            7/16/2008         2.25        7/16/2008      2.426        7/16/2008       3.936
 7/17/2008        2            7/17/2008         2.25        7/17/2008      2.491        7/17/2008       3.993
 7/18/2008        2            7/18/2008         2.25        7/18/2008      2.638        7/18/2008       4.085
 7/21/2008        2            7/21/2008         2.25        7/21/2008      2.596        7/21/2008       4.044
 7/22/2008        2            7/22/2008         2.25        7/22/2008      2.72         7/22/2008       4.101
 7/23/2008        2            7/23/2008         2.25        7/23/2008      2.737        7/23/2008       4.118
 7/24/2008        2            7/24/2008         2.25        7/24/2008      2.609        7/24/2008       3.999
 7/25/2008        2            7/25/2008         2.25        7/25/2008      2.714        7/25/2008       4.099
 7/28/2008        2            7/28/2008         2.25        7/28/2008      2.577        7/28/2008       4.003
 7/29/2008        2            7/29/2008         2.25        7/29/2008      2.625        7/29/2008        4.04
 7/30/2008        2            7/30/2008         2.25        7/30/2008      2.633        7/30/2008       4.046
 7/31/2008        2            7/31/2008         2.25        7/31/2008      2.512        7/31/2008       3.948

                                   [END CHART]

SOURCE: BLOOMBERG L.P.

         securities is moving closer to "explicit." Fannie Mae and Freddie Mac are essential supports for the housing market. Their debt and mortgage-backed securities are held widely worldwide by banks, central banks, and other financial institutions. The federal government could not allow them to "fail." As of this writing, the choice was to nationalize them or prop them up in their current form. The latter is what the government appears to be doing at this point. For all these reasons, we are very comfortable holding their debt and mortgage-backed securities. We will continue to monitor this situation as events develop.

WHAT'S YOUR OUTLOOK?

         In terms of inflation, the Fed seems to be betting that slowing global economic growth will take the steam out of the commodity price rally. This gives the Fed room to keep rates low to support the economy. We continue to position the portfolio conservatively,

                                                                               7
 . . . C O N T I N U E D
========================--------------------------------------------------------

         but we're certainly taking advantage of low prices (and high yields) on securities that we believe will come through this period. In this effort we are very fortunate to have the experience and expertise of the USAA research team.

         We are pleased to have been able to navigate this difficult environment successfully, and sincerely thank you for the opportunity to serve.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA INCOME FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                     out of 989 intermediate-term bond funds
                       for the period ended July 31, 2008:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                    10-YEAR
           * * *                     * * * *                   * * * *
      out of 989 funds          out of 833 funds           out of 446 funds

  The Overall  Morningstar  Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
              (if applicable) Morningstar Ratings metrics. Ratings
                       are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA INCOME FUND

                            LIPPER LEADERS (OVERALL)

                         [5]          [5]        [5]
                     TOTAL RETURN  CONSISTENT  EXPENSE
                                    RETURN

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense among 160, 156, and 164 funds, respectively, within the Lipper Corporate Debt Funds A Rated category for the overall period ended July 31, 2008. The Fund received a Lipper Leader rating for Total Return among 160 and 136 funds for the three- and five-year periods, respectively, and a score of 4 among 64 funds for the 10-year period. The Fund received a Lipper Leader rating for Consistent Return among 152 and 63 funds for the three- and 10-year periods, respectively, and a score of 4 among 132 funds for the five-year period. The Fund received a Lipper Leader rating for Expense among 164, 137, and 65 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of July 31, 2008. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of July 31, 2008. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of July 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND (Ticker Symbol: USAIX)

OBJECTIVE
--------------------------------------------------------------------------------

Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                          7/31/08                   7/31/07
--------------------------------------------------------------------------------
Net Assets                           $1,982.9 Million           $1,846.7 Million
Net Asset Value Per Share                 $11.81                    $11.92

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR              5 YEARS              10 YEARS              30-DAY SEC YIELD*

 4.37%               4.30%                 5.10%                      5.90%


-----------------
 EXPENSE RATIO**
-----------------

     0.62%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2008

--------------------------------------------------------------------------
             TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------
10 YEARS         5.10%        =          5.56%          +        -0.46%
5 YEARS          4.30%        =          4.88%          +        -0.58%
1 YEAR           4.37%        =          5.29%          +        -0.92%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2008

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                                                         CHANGE IN
                      TOTAL             DIVIDEND           SHARE
                      RETURN             RETURN            PRICE
                      ------            --------         ---------
7/31/1999              0.40%             5.99%            -5.59%
7/31/2000              6.11%             6.71%            -0.60%
7/31/2001             13.86%             7.48%             6.38%
7/31/2002              3.70%             6.05%            -2.35%
7/31/2003              5.98%             5.07%             0.91%
7/31/2004              5.23%             4.57%             0.66%
7/31/2005              5.33%             4.68%             0.65%
7/31/2006              1.50%             4.75%            -3.25%
7/31/2007              5.09%             5.09%             0.00%
7/31/2008              4.37%             5.29%            -0.92%

                                   [END CHART]

         Note the role that dividend returns play in the Fund's total return over time. While share prices tend to vary, dividend returns generally are a relatively stable component of total returns.

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN
         DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER CORPORATE DEBT FUNDS
                    USAA INCOME FUND                     A RATED AVERAGE
                    ----------------               ---------------------------
7/31/1999                 6.76%                                5.85%
7/31/2000                 6.49                                 6.16
7/31/2001                 6.61                                 5.85
7/31/2002                 6.07                                 5.3
7/31/2003                 5                                    4.56
7/31/2004                 4.49                                 4.01
7/31/2005                 4.58                                 3.94
7/31/2006                 4.86                                 4.33
7/31/2007                 5.04                                 4.54
7/31/2008                 5.32                                 4.91

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 7/31/99 TO 7/31/08.

         THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL CORPORATE A RATED DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        LEHMAN BROTHERS U.S.                USAA INCOME               LIPPER A RATED
                        AGGREGATE BOND INDEX                   FUND                  BOND FUNDS INDEX
                        --------------------                -----------              ----------------
 7/31/1998                   $10,000.00                     $10,000.00                  $10,000.00
 8/31/1998                    10,162.74                      10,132.16                   10,089.15
 9/30/1998                    10,400.71                      10,284.95                   10,314.53
10/31/1998                    10,345.72                      10,284.90                   10,184.19
11/30/1998                    10,404.44                      10,349.00                   10,294.95
12/31/1998                    10,435.72                      10,386.17                   10,328.26
 1/31/1999                    10,510.20                      10,452.42                   10,415.95
 2/28/1999                    10,326.73                      10,260.98                   10,184.86
 3/31/1999                    10,383.96                      10,277.80                   10,251.60
 4/30/1999                    10,416.85                      10,311.20                   10,285.26
 5/31/1999                    10,325.61                      10,220.14                   10,168.39
 6/30/1999                    10,292.71                      10,120.59                   10,118.79
 7/31/1999                    10,248.89                      10,040.40                   10,073.46
 8/31/1999                    10,243.68                      10,016.30                   10,045.81
 9/30/1999                    10,362.60                      10,119.89                   10,141.71
10/31/1999                    10,400.84                      10,131.42                   10,157.10
11/30/1999                    10,400.09                      10,098.50                   10,164.10
12/31/1999                    10,349.94                       9,986.44                   10,117.87
 1/31/2000                    10,316.05                       9,997.39                   10,095.93
 2/29/2000                    10,440.81                      10,150.63                   10,202.85
 3/31/2000                    10,578.35                      10,314.25                   10,341.23
 4/30/2000                    10,548.07                      10,280.31                   10,256.88
 5/31/2000                    10,543.22                      10,318.90                   10,217.31
 6/30/2000                    10,762.57                      10,540.79                   10,445.08
 7/31/2000                    10,860.27                      10,654.00                   10,533.63
 8/31/2000                    11,017.68                      10,804.78                   10,673.57
 9/30/2000                    11,086.95                      10,910.21                   10,732.71
10/31/2000                    11,160.31                      10,941.68                   10,777.80
11/30/2000                    11,342.79                      11,092.37                   10,937.09
12/31/2000                    11,553.21                      11,318.98                   11,161.05
 1/31/2001                    11,742.14                      11,542.75                   11,368.71
 2/28/2001                    11,844.43                      11,644.03                   11,471.34
 3/31/2001                    11,903.89                      11,726.53                   11,512.02
 4/30/2001                    11,854.49                      11,683.94                   11,446.85
 5/31/2001                    11,925.99                      11,777.21                   11,522.26
 6/30/2001                    11,971.05                      11,850.70                   11,568.84
 7/31/2001                    12,238.69                      12,130.61                   11,831.44
 8/31/2001                    12,378.84                      12,254.42                   11,964.88
 9/30/2001                    12,523.09                      12,349.56                   12,011.45
10/31/2001                    12,785.14                      12,574.57                   12,270.42
11/30/2001                    12,608.87                      12,321.42                   12,121.53
12/31/2001                    12,528.80                      12,177.15                   12,030.40
 1/31/2002                    12,630.22                      12,273.92                   12,114.61
 2/28/2002                    12,752.62                      12,361.50                   12,204.74
 3/31/2002                    12,540.47                      12,132.68                   12,009.78
 4/30/2002                    12,783.65                      12,319.45                   12,222.95
 5/31/2002                    12,892.27                      12,435.05                   12,316.01
 6/30/2002                    13,003.75                      12,530.04                   12,369.04
 7/31/2002                    13,160.66                      12,579.07                   12,442.98
 8/31/2002                    13,382.86                      12,862.19                   12,671.06
 9/30/2002                    13,599.61                      13,079.42                   12,867.38
10/31/2002                    13,537.66                      12,911.08                   12,738.15
11/30/2002                    13,534.06                      12,941.60                   12,783.39
12/31/2002                    13,813.62                      13,228.53                   13,061.41
 1/31/2003                    13,825.41                      13,266.05                   13,089.30
 2/28/2003                    14,016.71                      13,453.73                   13,280.06
 3/31/2003                    14,005.91                      13,428.22                   13,270.28
 4/30/2003                    14,121.48                      13,529.91                   13,418.70
 5/31/2003                    14,384.78                      13,828.43                   13,698.98
 6/30/2003                    14,356.22                      13,836.14                   13,667.82
 7/31/2003                    13,873.58                      13,331.52                   13,198.99
 8/31/2003                    13,965.69                      13,432.57                   13,286.63
 9/30/2003                    14,335.37                      13,788.10                   13,650.04
10/31/2003                    14,201.67                      13,710.81                   13,539.80
11/30/2003                    14,235.69                      13,760.53                   13,582.72
12/31/2003                    14,380.55                      13,877.39                   13,716.75
 1/31/2004                    14,496.25                      13,989.23                   13,832.15
 2/29/2004                    14,653.16                      14,131.68                   13,963.68
 3/31/2004                    14,762.90                      14,244.24                   14,070.70
 4/30/2004                    14,378.82                      13,851.36                   13,725.45
 5/31/2004                    14,321.22                      13,799.30                   13,655.35
 6/30/2004                    14,402.15                      13,873.50                   13,725.28
 7/31/2004                    14,544.91                      14,029.09                   13,856.44
 8/31/2004                    14,822.36                      14,275.73                   14,116.90
 9/30/2004                    14,862.58                      14,329.62                   14,162.50
10/31/2004                    14,987.21                      14,450.99                   14,278.05
11/30/2004                    14,867.67                      14,365.06                   14,191.57
12/31/2004                    15,004.47                      14,504.87                   14,335.56
 1/31/2005                    15,098.69                      14,603.14                   14,434.60
 2/28/2005                    15,009.56                      14,540.89                   14,377.42
 3/31/2005                    14,932.47                      14,488.17                   14,290.44
 4/30/2005                    15,134.56                      14,690.18                   14,480.29
 5/31/2005                    15,298.30                      14,831.50                   14,646.51
 6/30/2005                    15,381.72                      14,900.59                   14,731.35
 7/31/2005                    15,241.69                      14,777.47                   14,597.34
 8/31/2005                    15,437.09                      14,987.72                   14,794.33
 9/30/2005                    15,278.07                      14,852.75                   14,618.79
10/31/2005                    15,157.16                      14,744.04                   14,483.66
11/30/2005                    15,224.19                      14,799.58                   14,556.94
12/31/2005                    15,368.93                      14,934.84                   14,698.12
 1/31/2006                    15,369.80                      14,928.72                   14,690.06
 2/28/2006                    15,420.82                      14,982.92                   14,744.43
 3/31/2006                    15,269.50                      14,847.22                   14,577.32
 4/30/2006                    15,241.82                      14,780.54                   14,518.83
 5/31/2006                    15,225.56                      14,780.38                   14,512.19
 6/30/2006                    15,257.83                      14,810.71                   14,522.26
 7/31/2006                    15,464.15                      14,998.88                   14,714.19
 8/31/2006                    15,700.88                      15,224.27                   14,948.60
 9/30/2006                    15,838.79                      15,364.45                   15,080.34
10/31/2006                    15,943.57                      15,476.35                   15,188.71
11/30/2006                    16,128.53                      15,640.82                   15,372.55
12/31/2006                    16,034.93                      15,556.57                   15,270.83
 1/31/2007                    16,028.35                      15,560.65                   15,263.77
 2/28/2007                    16,275.51                      15,812.29                   15,520.69
 3/31/2007                    16,276.00                      15,796.71                   15,488.38
 4/30/2007                    16,363.77                      15,847.58                   15,569.83
 5/31/2007                    16,239.76                      15,704.11                   15,448.04
 6/30/2007                    16,191.72                      15,641.30                   15,376.63
 7/31/2007                    16,326.78                      15,762.43                   15,460.51
 8/31/2007                    16,526.89                      15,935.71                   15,579.04
 9/30/2007                    16,652.27                      16,038.12                   15,704.42
10/31/2007                    16,801.85                      16,161.82                   15,821.60
11/30/2007                    17,104.00                      16,373.64                   16,004.93
12/31/2007                    17,152.04                      16,338.96                   15,965.91
 1/31/2008                    17,440.17                      16,610.49                   16,169.36
 2/29/2008                    17,464.37                      16,596.34                   16,125.07
 3/31/2008                    17,523.96                      16,613.03                   16,045.72
 4/30/2008                    17,487.34                      16,635.35                   16,105.03
 5/31/2008                    17,359.10                      16,592.71                   15,998.46
 6/30/2008                    17,345.08                      16,530.71                   15,942.41
 7/31/2008                    17,330.92                      16,451.88                   15,817.59

                                   [END CHART]

         DATA FROM 7/31/98 THROUGH 7/31/08.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Income Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                       PORTFOLIO RATINGS MIX
                             7/31/2008

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                 55%
AA                                                                  12%
A                                                                   15%
BBB                                                                 14%
Below Investment Grade                                               1%
Securities With Short-Term Investment-Grade Ratings                  3%

                                   [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-34.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-----------------------------------------------------------------------------
                               TOP 10 SECURITIES*
                                 as of 7/31/2008
-----------------------------------------------------------------------------

                                             COUPON RATE %  % OF NET ASSETS
                                             ------------------------------
U.S. Treasury Inflation-Indexed Notes            2.38%            2.7%

U.S. Treasury Inflation-Indexed Notes            1.75%            2.5%

U.S. Treasury Notes                              4.63%            2.2%

U.S. Treasury Notes                              4.00%            2.0%

Region of Lombardy                               5.80%            1.4%

Fannie Mae Mortgage-Backed Pass-Through          6.00%            1.3%

Household Finance Corp.                          6.38%            1.3%

Fannie Mae Mortgage-Backed Pass-Through          5.50%            1.2%

Fannie Mae Mortgage-Backed Pass-Through          5.00%            1.2%

Fannie Mae Mortgage-Backed Pass-Through          6.00%            1.2%

*EXCLUDING MONEY MARKET  INSTRUMENTS AND SHORT-TERM  INVESTMENTS  PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                          HIGHLIGHTS

                      PORTFOLIO MIX*
                        7/31/2008

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                 26.5%
U.S. Government Agency Issues                         21.3%
Commercial Mortgage Securities                        17.6%
U.S. Treasury Securities                              10.8%
Eurodollar and Yankee Obligations                     10.7%
Equity Securities                                      5.6%
Money Market Instruments                               4.9%
Municipal Bonds                                        2.2%
Asset-Backed Securities                                1.5%

                                   [END CHART]

         *EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
          SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         0.83% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $78,766,000 as qualifying interest income.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

San Antonio, Texas
September 17, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (26.5%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.3%)
  $15,000   Daimler Finance N.A., LLC                                          8.00%      6/15/2010      $   15,786
   10,000   Toyota Motor Credit Corp.(a)                                       4.85       2/27/2015          10,012
                                                                                                         ----------
                                                                                                             25,798
                                                                                                         ----------
            BROADCASTING & CABLE TV (0.5%)
   10,000   Comcast Cable Communications, Inc.                                 6.88       6/15/2009          10,251
                                                                                                         ----------
            Total Consumer Discretionary                                                                     36,049
                                                                                                         ----------
            CONSUMER STAPLES (2.6%)
            -----------------------
            DRUG RETAIL (0.4%)
    9,639   CVS Corp.(b)                                                       6.04      12/10/2028           8,975
                                                                                                         ----------
            FOOD RETAIL (0.2%)
    5,000   Kroger Co.                                                         5.50       2/01/2013           5,011
                                                                                                         ----------
            HOUSEHOLD PRODUCTS (0.9%)
   17,000   Clorox Co.(c)                                                      6.13       2/01/2011          17,388
                                                                                                         ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000   Costco Wholesale Corp.                                             5.30       3/15/2012           5,197
                                                                                                         ----------
            PACKAGED FOODS & MEAT (0.8%)
   15,000   Kellogg Co.(c)                                                     6.60       4/01/2011          15,781
                                                                                                         ----------
            Total Consumer Staples                                                                           52,352
                                                                                                         ----------
            ENERGY (2.6%)
            -------------
            INTEGRATED OIL & GAS (1.1%)
   21,000   ConocoPhillips(a)                                                  8.75       5/25/2010          22,820
                                                                                                         ----------
            OIL & GAS DRILLING (0.2%)
    5,000   Transocean, Inc.                                                   5.25       3/15/2013           5,047
                                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.3%)
   10,000   Enterprise Products Operating, LLC                                 6.30       9/15/2017           9,961
    5,000   Nustar Logistics, LP                                               7.65       4/15/2018           5,011

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $10,000   Tortoise Energy Infrastructure Corp.(d)                            7.00%      7/15/2044      $   10,000
                                                                                                         ----------
                                                                                                             24,972
                                                                                                         ----------
            Total Energy                                                                                     52,839
                                                                                                         ----------
            FINANCIALS (9.7%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    5,000   State Street Capital Trust III                                     8.25               -(e)        5,042
                                                                                                         ----------
            CONSUMER FINANCE (2.1%)
   25,200   Household Finance Corp.(c)                                         6.38      10/15/2011          25,823
    7,000   SLM Corp.                                                          5.31(f)    6/01/2009           6,595
   10,000   SLM Corp.                                                          5.38       1/15/2013           8,856
                                                                                                         ----------
                                                                                                             41,274
                                                                                                         ----------
            DIVERSIFIED BANKS (0.5%)
    5,000   Huntington National Bank                                           4.38       1/15/2010           4,759
    5,000   Wells Fargo Capital XIII                                           7.70               -(e)        4,742
                                                                                                         ----------
                                                                                                              9,501
                                                                                                         ----------
            LIFE & HEALTH INSURANCE (0.2%)
    5,000   Great-West Life & Annuity Insurance Co.(b)                         7.15       5/16/2046           4,134
                                                                                                         ----------
            MULTI-LINE INSURANCE (0.4%)
    5,000   AIG Sunamerica Global Financing(b)                                 6.30       5/10/2011           4,985
    3,000   Oil Insurance Ltd.(b)                                              7.56               -(e)        2,554
                                                                                                         ----------
                                                                                                              7,539
                                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    8,000   Associates Corp. of North America                                  6.25      11/01/2008           8,049
    6,000   Bank of America Corp.                                              8.00               -(e)        5,544
   10,000   Bank One Corp.                                                     7.88       8/01/2010          10,558
                                                                                                         ----------
                                                                                                             24,151
                                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
    1,000   Assured Guaranty U.S. Holdings, Inc.                               6.40      12/15/2066             596
   15,000   Berkshire Hathaway Finance Corp.                                   4.85       1/15/2015          14,729
    5,000   MBIA Insurance Co.(a),(b)                                         14.00       1/15/2033           2,752
    5,000   Progressive Corp.                                                  6.70       6/15/2037           4,251
    5,000   Travelers Companies, Inc.                                          6.25       3/15/2037           4,226
    5,000   XL Capital Ltd.                                                    6.50               -(e)        3,255
                                                                                                         ----------
                                                                                                             29,809
                                                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.7%)
  $ 5,000   Chittenden Corp.                                                   5.80%      2/14/2017      $    4,927
    8,000   Hudson United Bank                                                 7.00       5/15/2012           8,526
                                                                                                         ----------
                                                                                                             13,453
                                                                                                         ----------
            REITs - DIVERSIFIED (0.2%)
    5,000   Liberty Property, LP                                               6.63      10/01/2017           4,662
                                                                                                         ----------
            REITs - RETAIL (1.8%)
    9,000   Chelsea Property Group, LP                                         6.00       1/15/2013           8,778
    5,000   National Retail Properties, Inc.                                   6.88      10/15/2017           4,718
   15,000   Pan Pacific Retail Properties, Inc.                                7.95       4/15/2011          15,820
    5,000   Rouse Co.                                                          5.38      11/26/2013           3,870
    2,000   Rouse Co. LP(b)                                                    6.75       5/01/2013           1,692
                                                                                                         ----------
                                                                                                             34,878
                                                                                                         ----------
            REITs - SPECIALIZED (0.2%)
    5,000   Nationwide Health Properties, Inc.                                 6.25       2/01/2013           4,935
                                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.6%)
    5,000   Countrywide Financial Corp.                                        5.80       6/07/2012           4,695
   12,000   Washington Mutual, Inc.                                            8.25       4/01/2010           7,803
                                                                                                         ----------
                                                                                                             12,498
                                                                                                         ----------
            Total Financials                                                                                191,876
                                                                                                         ----------
            HEALTH CARE (0.9%)
            ------------------
            BIOTECHNOLOGY (0.5%)
   10,000   Genentech, Inc.                                                    4.75       7/15/2015           9,651
                                                                                                         ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                                     5.00       6/01/2015           2,330
                                                                                                         ----------
            MANAGED HEALTH CARE (0.3%)
    5,000   Highmark, Inc.(b)                                                  6.80       8/15/2013           5,491
                                                                                                         ----------
            Total Health Care                                                                                17,472
                                                                                                         ----------
            INDUSTRIALS (2.7%)
            ------------------
            AIRLINES (0.1%)
      556   America West Airlines, Inc.                                        6.85       7/02/2009             531
                                                                                                         ----------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            BUILDING PRODUCTS (0.3%)
  $ 8,000   USG Corp.                                                          6.30%     11/15/2016      $    6,400
                                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   10,000   John Deere Capital Corp.                                           5.10       1/15/2013          10,085
                                                                                                         ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   10,000   Waste Management, Inc.                                             7.38       8/01/2010          10,310
                                                                                                         ----------
            INDUSTRIAL MACHINERY (0.5%)
   10,000   Danaher Corp.                                                      5.63       1/15/2018           9,978
                                                                                                         ----------
            RAILROADS (0.8%)
    2,058   CSX Transportation Inc.                                            9.75       6/15/2020           2,479
    2,842   Norfolk Southern Railway Co.                                       9.75       6/15/2020           3,476
   10,000   TTX Co.(b)                                                         5.40       2/15/2016           9,665
                                                                                                         ----------
                                                                                                             15,620
                                                                                                         ----------
            Total Industrials                                                                                52,924
                                                                                                         ----------

            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.5%)
    5,000   Cisco Systems, Inc.                                                5.50       2/22/2016           5,064
    5,000   Harris Corp.                                                       5.95      12/01/2017           4,991
                                                                                                         ----------
            Total Information Technology                                                                     10,055
                                                                                                         ----------
            MATERIALS (0.5%)
            ----------------
            PAPER PRODUCTS (0.5%)
   10,000   International Paper Co.                                            7.40       6/15/2014           9,999
                                                                                                         ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    4,000   Qwest Communications International, Inc.                           7.25       2/15/2011           3,850
                                                                                                         ----------
            UTILITIES (5.0%)
            ----------------
            ELECTRIC UTILITIES (2.9%)
    1,701   FPL Energy American Wind(b)                                        6.64       6/20/2023           1,753
    5,000   FPL Group Capital, Inc.                                            7.30       9/01/2067           4,609

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $ 5,000   Gulf Power Co.                                                     4.90%     10/01/2014      $    4,879
   10,000   Northern States Power Co.                                          8.00       8/28/2012          11,112
    2,245   Power Contract Financing, LLC(b)                                   6.26       2/01/2010           2,273
    5,000   PPL Energy Supply, LLC                                             6.20       5/15/2016           4,790
    8,299   Tristate General & Transport Association(b)                        6.04       1/31/2018           8,300
    9,000   Union Electric Co.                                                 6.70       2/01/2019           9,097
   10,000   West Penn Power Co.                                                6.63       4/15/2012          10,507
                                                                                                         ----------
                                                                                                             57,320
                                                                                                         ----------
            GAS UTILITIES (1.6%)
    8,000   AGL Capital Corp.                                                  6.38       7/15/2016           7,922
    5,000   Enbridge Energy Partners, LP                                       5.35      12/15/2014           4,765
    2,000   Enbridge Energy Partners, LP                                       8.05      10/01/2037           1,818
    8,000   Gulfstream Natural Gas Systems, LLC(b)                             5.56      11/01/2015           7,701
    5,000   Questar Pipeline Co.                                               5.83       2/01/2018           4,991
    5,000   Southern Star Central Gas Pipeline, Inc.(b)                        6.00       6/01/2016           4,850
                                                                                                         ----------
                                                                                                             32,047
                                                                                                         ----------
            MULTI-UTILITIES (0.2%)
    5,000   South Carolina Electric & Gas Co.                                  5.30       5/15/2033           4,416
                                                                                                         ----------
            WATER UTILITIES (0.3%)
    5,000   American Water Capital Corp.                                       6.09      10/15/2017           4,806
                                                                                                         ----------
            Total Utilities                                                                                  98,589
                                                                                                         ----------
            Total Corporate Obligations (cost: $534,863)                                                    526,005
                                                                                                         ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (10.7%)

            ENERGY (1.0%)
            -------------
            OIL & GAS DRILLING (0.2%)
    4,625   Delek & Avner-Yam Tethys Ltd.(b)                                   3.97(f)    8/01/2013           4,620
                                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000   Canadian Natural Resources Ltd.           5.70                                5/15/2017           4,880
                                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    5,000   GS Caltex Corp.                                                    7.25       7/02/2013           5,028
    5,000   GS Caltex Corp.(b)                                                 5.50      10/15/2015           4,509
                                                                                                         ----------
                                                                                                              9,537
                                                                                                         ----------
            Total Energy                                                                                     19,037
                                                                                                         ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            FINANCIALS (6.0%)
            -----------------
            DIVERSIFIED BANKS (4.9%)
  $ 5,000   ANZ Capital Trust I(b)                                             4.48%              -(e)   $    4,844
    6,000   Banco Santander(b)                                                 5.38      12/09/2014           5,870
    5,000   Barclays Bank plc(b)                                               6.05      12/04/2017           4,826
    5,180   Barclays Bank plc(b)                                               7.38               -(e)        5,078
    5,000   BNP Paribas(b)                                                     7.20               -(e)        4,310
    5,000   Canadian Imperial Bank Corp.(b)                                    7.26       4/10/2032           4,966
   20,000   Landesbank Baden-Wuerttemberg                                      6.35       4/01/2012          21,870
   10,000   Lloyds TSB Group plc(b)                                            6.27               -(e)        7,881
    5,000   Mizuho Capital Investment 1 Ltd.(b)                                6.69               -(e)        4,216
   10,000   MUFG Capital Finance 1 Ltd.                                        6.35               -(e)        8,586
   15,000   Nordea Bank AB(b)                                                  5.25      11/30/2012          15,000
    5,000   Standard Chartered Bank(b)                                         6.40       9/26/2017           4,685
    5,000   Sumitomo Mitsui Financial Group(b)                                 6.08               -(e)        4,102
                                                                                                         ----------
                                                                                                             96,234
                                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    5,000   ZFS Finance USA Trust II(b)                                        6.45      12/15/2065           4,367
                                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.1%)
    5,000   Catlin Insurance Co. Ltd.(b)                                       7.25               -(e)        2,983
                                                                                                         ----------
            REGIONAL BANKS (0.3%)
    5,000   Glitnir Banki hf(b)                                                6.38       9/25/2012           3,832
    5,000   Kaupthing Bank hf(b)                                               7.13       5/19/2016           3,029
                                                                                                         ----------
                                                                                                              6,861
                                                                                                         ----------
            REITs - RETAIL (0.5%)
   10,000   Westfield Capital Corp.(b)                                         5.13      11/15/2014           9,131
                                                                                                         ----------
            Total Financials                                                                                119,576
                                                                                                         ----------
            GOVERNMENT (1.9%)
            -----------------
            FOREIGN GOVERNMENT (1.9%)
   25,000   Region of Lombardy(c)                                              5.80      10/25/2032          26,988
   10,000   Republic of Poland                                                 5.25       1/15/2014          10,251
                                                                                                         ----------
            Total Government                                                                                 37,239
                                                                                                         ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.4%)
            ------------------
            BUILDING PRODUCTS (0.4%)
  $10,000   CRH America, Inc.                                                  6.00%      9/30/2016      $    8,897
                                                                                                         ----------
            MATERIALS (1.2%)
            ----------------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Glencore Funding, LLC(b)                                           6.00       4/15/2014           4,792
                                                                                                         ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
   10,000   Agrium, Inc.                                                       8.25       2/15/2011          10,778
    8,000   Yara International ASA(b)                                          5.25      12/15/2014           7,724
                                                                                                         ----------
                                                                                                             18,502
                                                                                                         ----------
            Total Materials                                                                                  23,294
                                                                                                         ----------
            UTILITIES (0.2%)
            ----------------
            MULTI-UTILITIES (0.2%)
    5,000   Veolia Environnement                                               6.00       6/01/2018           4,990
                                                                                                         ----------
            Total Eurodollar and Yankee Obligations (cost: $223,956)                                        213,033
                                                                                                         ----------
            ASSET-BACKED SECURITIES (1.5%)

            FINANCIALS (1.5%)
            -----------------
            ASSET-BACKED FINANCING (1.5%)
    4,000   Banc of America Securities Auto Trust                              5.51       2/19/2013           3,925
    3,000   Capital One Auto Finance Trust (INS)                               4.71       6/15/2012           2,814
    5,000   Capital One Auto Finance Trust                                     2.49(f)    5/15/2013           4,348
    3,000   Capital One Multi-Asset Execution Trust                            6.00       8/15/2013           2,898
    3,000   Citibank Credit Card Issuance Trust                                5.70       5/15/2013           2,892
    5,000   CPS Auto Receivables Trust (INS)                                   6.48       7/15/2013           4,760
    5,000   Rental Car Finance Corp.(b)                                        2.60(f)    7/25/2013           3,954
    2,371   USXL Funding, LLC (INS)(b)                                         5.38       4/15/2014           2,223
    2,000   WFS Financial Owner Trust                                          4.76       5/17/2013           1,806
                                                                                                         ----------
            Total Asset-Backed Securities (cost: $29,103)                                                    29,620
                                                                                                         ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (17.6%)

            FINANCIALS (17.6%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (17.5%)
  $ 9,214   Banc of America Commercial Mortgage, Inc.                          5.79%      5/11/2035      $    9,286
   10,000   Banc of America Commercial Mortgage, Inc.                          4.65       9/11/2036           9,591
    5,125   Banc of America Commercial Mortgage, Inc.                          5.26(f)   11/10/2042           4,535
    5,000   Banc of America Commercial Mortgage, Inc.                          4.77       7/10/2043           4,239
   10,000   Banc of America Commercial Mortgage, Inc.                          5.91(f)    5/10/2045           9,831
   11,000   Banc of America Commercial Mortgage, Inc.                          5.35(f)    9/10/2047          10,791
    5,008   Bear Stearns Commercial Mortgage Securities, Inc.(b)               6.00       6/16/2030           4,559
   11,545   Bear Stearns Commercial Mortgage Securities, Inc.                  5.62(f)    3/11/2039          11,247
    7,000   Citigroup Commercial Mortgage Trust                                5.40(f)    7/15/2044           6,087
    5,000   Citigroup Commercial Mortgage Trust(b)                             4.83       9/20/2051           4,442
   12,000   Commercial Mortgage Trust                                          5.12       6/10/2044          11,311
    8,000   Credit Suisse First Boston Mortgage Capital                        5.71(f)    2/15/2039           7,852
    9,265   Credit Suisse First Boston Mortgage Securities Corp.               6.38      12/18/2035           9,445
   10,000   Credit Suisse First Boston Mortgage Securities Corp.               4.81       2/15/2038           9,737
   11,100   Credit Suisse First Boston Mortgage Securities Corp.               5.23      12/15/2040          10,494
    8,987   First Union National Bank Commercial Mortgage Trust                7.39      12/15/2031           9,224
   10,000   GE Commercial Mortgage Corp.                                       5.52(f)    3/10/2044           9,682
   12,215   J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.82       9/12/2037          11,980
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.99       9/12/2037           8,567
    5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.04      10/15/2042           4,279
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.49       4/15/2043           9,717
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.34(f)   12/15/2044           9,500
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             6.07(f)    4/15/2045           9,892
    2,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.19(f)    3/15/2046           1,945

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $ 7,000   LB-UBS Commercial Mortgage Trust                                   4.58%      8/15/2029      $    6,837
   10,000   LB-UBS Commercial Mortgage Trust                                   4.95       9/15/2030           9,363
    7,000   LB-UBS Commercial Mortgage Trust                                   5.34       9/15/2039           6,706
    7,000   Merrill Lynch Mortgage Trust                                       5.62       7/12/2034           6,985
   10,000   Merrill Lynch Mortgage Trust                                       5.02       7/12/2038           9,701
    2,000   Merrill Lynch Mortgage Trust                                       5.56(f)    1/12/2044           1,552
    5,000   Merrill Lynch Mortgage Trust                                       6.27(f)    2/12/2051           4,031
   12,550   Morgan Stanley Capital I, Inc.                                     4.59       4/14/2040          12,181
    7,000   Morgan Stanley Capital I, Inc.                                     5.97(f)    8/12/2041           6,900
    5,350   Morgan Stanley Capital I, Inc.                                     5.17       1/14/2042           5,105
   10,000   Morgan Stanley Capital I, Inc.                                     5.69       7/12/2044           9,743
    6,000   Morgan Stanley Capital I, Inc.                                     4.85       6/12/2047           5,783
   11,425   Morgan Stanley Capital I, Inc.                                     5.17      10/12/2052          11,043
    4,000   Nationslink Funding Corp.(b)                                       7.10(f)    1/20/2031           3,975
    5,000   Timberstar Trust(b)                                                5.88      10/15/2036           4,478
   10,000   Wachovia Bank Commercial Mortgage Trust                            5.08       3/15/2042           9,460
    5,000   Wachovia Bank Commercial Mortgage Trust                            4.66       4/15/2042           4,960
   10,500   Wachovia Bank Commercial Mortgage Trust                            4.81       4/15/2042          10,140
   10,000   Wachovia Bank Commercial Mortgage Trust                            4.61       5/15/2044           9,746
   10,350   Wachovia Bank Commercial Mortgage Trust                            5.35(f)   10/15/2044          10,204
                                                                                                         ----------
                                                                                                            347,126
                                                                                                         ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   27,750   Bear Stearns Commercial Mortgage Securities,
              Inc., acquired 6/17/2004; cost $1,614(b),(g)                     1.83       5/14/2016             411
   53,863   Greenwich Capital Commercial Funding Corp.,
              acquired 8/13/2003; cost $3,043(b),(g)                           2.22       1/11/2035           1,338
   25,565   Wachovia Bank Commercial Mortgage Trust,
              acquired 8/06/2003; cost $1,292(b),(g)                           1.21       4/15/2035             595
                                                                                                         ----------
                                                                                                              2,344
                                                                                                         ----------
            Total Financials                                                                                349,470
                                                                                                         ----------
            Total Commercial Mortgage Securities (cost: $355,309)                                           349,470
                                                                                                         ----------
            U.S. GOVERNMENT AGENCY ISSUES (21.3%)(h)

            DEBENTURES (0.5%)
   10,000   Fannie Mae(+)                                                      5.08(f)    2/17/2009          10,012
                                                                                                         ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (20.0%)
   24,886   Fannie Mae(+)                                                      5.00       6/01/2033          23,809
   15,976   Fannie Mae(+)                                                      5.50       7/01/2021          16,059

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $18,367   Fannie Mae(+)                                                      5.50%      9/01/2035      $   18,037
    9,900   Fannie Mae(+)                                                      5.50      10/01/2035           9,722
   15,727   Fannie Mae(+)                                                      5.50       1/01/2036          15,444
   19,472   Fannie Mae(+)                                                      5.50       4/01/2036          19,122
   21,940   Fannie Mae(+)                                                      5.50       2/01/2037          21,515
   19,716   Fannie Mae(+)                                                      5.50       3/01/2037          19,317
   14,092   Fannie Mae(+)                                                      5.50      11/01/2037          13,807
   24,971   Fannie Mae(+)                                                      5.50       5/01/2038          24,463
   23,164   Fannie Mae(+)                                                      6.00       5/01/2036          23,308
   18,466   Fannie Mae(+)                                                      6.00       6/01/2036          18,581
   24,491   Fannie Mae(+),(i)                                                  6.00       8/01/2037          24,634
    2,171   Fannie Mae(+)                                                      6.50       4/01/2031           2,246
       48   Fannie Mae(+)                                                      6.50       7/01/2031              50
    3,729   Fannie Mae(+)                                                      6.50       3/01/2032           3,857
       93   Fannie Mae(+)                                                      7.00      10/01/2022              99
       67   Fannie Mae(+)                                                      7.00       3/01/2023              71
      377   Fannie Mae(+)                                                      7.00       4/01/2023             399
    5,631   Freddie Mac(+)                                                     5.00       6/01/2020           5,554
   17,018   Freddie Mac(+)                                                     5.00       1/01/2021          16,786
   15,568   Freddie Mac(+)                                                     5.50      11/01/2020          15,657
    7,289   Freddie Mac(+)                                                     5.50      12/01/2020           7,331
    9,593   Freddie Mac(+)                                                     5.50      12/01/2035           9,411
   22,739   Freddie Mac(+)                                                     5.50       4/01/2036          22,270
   13,062   Government National Mortgage Assn. I                               5.00       8/15/2033          12,676
    1,111   Government National Mortgage Assn. I                               6.00       8/15/2028           1,130
      873   Government National Mortgage Assn. I                               6.00       9/15/2028             888
    8,927   Government National Mortgage Assn. I                               6.00       9/15/2028           9,095
    1,298   Government National Mortgage Assn. I                               6.00       9/15/2028           1,321
    2,351   Government National Mortgage Assn. I                               6.00      10/15/2028           2,392
    1,238   Government National Mortgage Assn. I                               6.00       1/15/2029           1,259
      235   Government National Mortgage Assn. I                               6.00       1/15/2029             239
    1,146   Government National Mortgage Assn. I                               6.00       1/15/2029           1,165
    1,583   Government National Mortgage Assn. I                               6.00       1/15/2033           1,608
       32   Government National Mortgage Assn. I                               6.50       6/15/2023              33
      503   Government National Mortgage Assn. I                               6.50       7/15/2023             522
       74   Government National Mortgage Assn. I                               6.50       7/15/2023              76
      272   Government National Mortgage Assn. I                               6.50       9/15/2023             283
      587   Government National Mortgage Assn. I                               6.50      10/15/2023             609
       74   Government National Mortgage Assn. I                               6.50      10/15/2023              77
      394   Government National Mortgage Assn. I                               6.50      10/15/2023             409
      574   Government National Mortgage Assn. I                               6.50      12/15/2023             595

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $ 1,160   Government National Mortgage Assn. I                               6.50%     12/15/2023      $    1,203
      314   Government National Mortgage Assn. I                               6.50       1/15/2024             325
      533   Government National Mortgage Assn. I                               6.50       2/15/2024             552
      263   Government National Mortgage Assn. I                               6.50       4/15/2026             273
    1,408   Government National Mortgage Assn. I                               6.50       5/15/2028           1,460
    3,123   Government National Mortgage Assn. I                               6.50      10/15/2031           3,236
      187   Government National Mortgage Assn. I                               7.00       5/15/2023             200
      186   Government National Mortgage Assn. I                               7.00       5/15/2023             199
      159   Government National Mortgage Assn. I                               7.00       5/15/2023             170
      156   Government National Mortgage Assn. I                               7.00       5/15/2023             167
      319   Government National Mortgage Assn. I                               7.00       6/15/2023             341
      288   Government National Mortgage Assn. I                               7.00       6/15/2023             309
      149   Government National Mortgage Assn. I                               7.00       6/15/2023             159
      101   Government National Mortgage Assn. I                               7.00       8/15/2023             109
      605   Government National Mortgage Assn. I                               7.00       8/15/2023             648
      864   Government National Mortgage Assn. I                               7.00       8/15/2023             925
      179   Government National Mortgage Assn. I                               7.00       8/15/2023             192
      281   Government National Mortgage Assn. I                               7.00       9/15/2023             301
      130   Government National Mortgage Assn. I                               7.00       1/15/2026             139
       40   Government National Mortgage Assn. I                               7.00       3/15/2026              43
       36   Government National Mortgage Assn. I                               7.00       3/15/2026              38
      912   Government National Mortgage Assn. I                               7.00      10/15/2027             976
      765   Government National Mortgage Assn. I                               7.00       6/15/2029             817
      497   Government National Mortgage Assn. I                               7.00       6/15/2029             531
      364   Government National Mortgage Assn. I                               7.00       7/15/2029             389
      708   Government National Mortgage Assn. I                               7.00       8/15/2031             756
      462   Government National Mortgage Assn. I                               7.00       7/15/2032             493
      661   Government National Mortgage Assn. I                               7.50       7/15/2023             711
      242   Government National Mortgage Assn. I                               7.50       6/15/2026             261
      599   Government National Mortgage Assn. I                               7.50       6/15/2026             644
      605   Government National Mortgage Assn. I                               7.50       7/15/2026             651
      407   Government National Mortgage Assn. I                               7.50       5/15/2027             438
      572   Government National Mortgage Assn. I                               7.50       2/15/2028             616
      543   Government National Mortgage Assn. I                               7.50      12/15/2028             584
      451   Government National Mortgage Assn. I                               7.50       8/15/2029             485
    3,856   Government National Mortgage Assn. II                              5.50       4/20/2033           3,823
    3,876   Government National Mortgage Assn. II                              6.00       8/20/2032           3,927
    2,633   Government National Mortgage Assn. II                              6.00       9/20/2032           2,668
    1,074   Government National Mortgage Assn. II                              6.50       8/20/2031           1,111
                                                                                                         ----------
                                                                                                            396,796
                                                                                                         ----------

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
  $ 2,800   Peforadora Centrale S.A. de C.V. "A," Title XI                     5.24%     12/15/2018      $    3,006
   10,000   Totem Ocean Trailer Express, Inc., Title XI                        6.37       4/15/2028          11,686
                                                                                                         ----------
                                                                                                             14,692
                                                                                                         ----------
            Total U.S. Government Agency Issues (cost: $419,968)                                            421,500
                                                                                                         ----------
            U.S. TREASURY SECURITIES (10.8%)

            BONDS (1.1%)
   20,771   5.25%, 11/15/2028(a)                                                                             22,351
                                                                                                         ----------
            INFLATION-INDEXED NOTES (5.2%)
   51,703   2.38%, 1/15/2025(a)                                                                              53,836
   51,689   1.75%, 1/15/2028                                                                                 48,309
                                                                                                         ----------
                                                                                                            102,145
                                                                                                         ----------
            NOTES (4.5%)
   38,000   4.00%, 2/15/2014(a)                                                                              39,297
   42,000   4.63%, 2/15/2017(a)                                                                              44,274
    5,000   4.50%, 5/15/2017                                                                                  5,219
                                                                                                         ----------
                                                                                                             88,790
                                                                                                         ----------
            Total U.S. Treasury Securities (cost: $207,222)                                                 213,286
                                                                                                         ----------
            MUNICIPAL BONDS (2.2%)

            APPROPRIATED DEBT (0.2%)
    2,935   New Jersey EDA                                                     5.18      11/01/2015           2,961
                                                                                                         ----------
            CASINOS & GAMING (0.2%)
    5,000   Mashantucket (Western) Pequot Tribe(b)                             5.91       9/01/2021           4,435
                                                                                                         ----------
            ELECTRIC/GAS UTILITIES (0.1%)
    2,795   North Carolina Eastern Municipal Power Agency                      5.55       1/01/2013           2,811
                                                                                                         ----------
            ESCROWED BONDS (0.1%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)                               4.25       1/01/2016             980
                                                                                                         ----------
            GENERAL OBLIGATION (0.1%)
    2,200   Marin County (INS)                                                 4.89       8/01/2016           2,099
                                                                                                         ----------

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.5%)
  $ 9,500   Harris County                                                      5.68%      3/01/2023      $    9,510
                                                                                                         ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000   New York Housing Finance Agency                                    5.18       9/15/2010           2,030
                                                                                                         ----------
            TOLL ROADS (0.9%)
   19,000   New Jersey Turnpike Auth. (INS)                                    4.25       1/01/2016          18,109
                                                                                                         ----------
            Total Municipal Bonds (cost: $44,430)                                                            42,935
                                                                                                         ----------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
            EQUITY SECURITIES (5.6%)

            COMMON STOCKS (0.0%)

            INFORMATION TECHNOLOGY (0.0%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.0%)
        1   Nortel Networks Corp.* (cost: $0)                                                                     -
                                                                                                         ----------
            PREFERRED SECURITIES (5.6%)

            CONSUMER STAPLES (0.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                        5,631
                                                                                                         ----------
            FINANCIALS (5.2%)
            -----------------
            REINSURANCE (0.2%)
   $5,000   Swiss Re Capital I LP, 6.85%, perpetual(b)                                                        4,293
                                                                                                         ----------
            REITs - INDUSTRIAL (1.0%)
  120,000   AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                             2,434
   18,000   AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual                               354
   44,500   Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual                          17,838
                                                                                                         ----------
                                                                                                             20,626
                                                                                                         ----------

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JULY 31, 2008

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            REITs - OFFICE (0.9%)
   51,050   Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative redeemable, perpetual       $    1,050
  614,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual(a)                          11,924
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual                          3,754
                                                                                                         ----------
                                                                                                             16,728
                                                                                                         ----------
            REITs - RESIDENTIAL (1.1%)
  203,000   BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual                           3,953
  142,500   Equity Residential Properties Trust, depositary shares,
              Series K, 8.29%, cumulative redeemable, perpetual                                               7,659
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                         11,039
                                                                                                         ----------
                                                                                                             22,651
                                                                                                         ----------
            REITs - RETAIL (1.7%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%, cumulative redeemable, perpetual            4,050
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative redeemable, perpetual          8,222
  400,000   Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual                             9,525
  374,300   Regency Centers Corp., Series D, 7.25%, cumulative redeemable, perpetual                          7,774
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%, cumulative redeemable,
              perpetual                                                                                       4,151
                                                                                                         ----------
                                                                                                             33,722
                                                                                                         ----------
            REITs - SPECIALIZED (0.3%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual                           6,541
                                                                                                         ----------
            Total Financials                                                                                104,561
                                                                                                         ----------
            GOVERNMENT (0.1%)
   80,000   Fannie Mae, 8.25%, perpetual(h),(+)                                                               1,352
                                                                                                         ----------
            Total Preferred Securities (cost: $127,433)                                                     111,544
                                                                                                         ----------
            Total Equity Securities (cost: $127,433)                                                        111,544
                                                                                                         ----------

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JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.9%)

            COMMERCIAL PAPER (0.4%)

            MATERIALS (0.4%)
            ----------------
            PAPER PACKAGING (0.4%)
  $ 7,243   Sonoco Products Co.                                                2.75%      8/01/2008      $    7,243
                                                                                                         ----------
            VARIABLE-RATE DEMAND NOTES (4.5%)

            FINANCIALS (0.5%)
            -----------------
            DIVERSIFIED BANKS (0.5%)
   10,000   Puerto Rico Commonwealth Government Development Bank (LIQ)(INS)    5.00      12/01/2015          10,000
                                                                                                         ----------
            HEALTH CARE (1.3%)
            ------------------
            PHARMACEUTICALS (1.3%)
   26,070   Maryland EDC (LIQ)(INS)                                            8.00       7/01/2034          26,070
                                                                                                         ----------
            MUNICIPAL BONDS (2.7%)
            ----------------------
            BUILDINGS (0.5%)
   10,000   Harris County Health Facilities Dev. Corp. (LIQ)(INS)              5.50       9/01/2031          10,000
                                                                                                         ----------
            HOSPITAL (0.2%)
    4,800   Illinois Health Facilities Auth. (LIQ)(INS)                        5.50       8/01/2026           4,800
                                                                                                         ----------
            MUNICIPAL FINANCE (0.7%)
   13,275   Sunshine State Governmental Financing Commission (LIQ)(INS)        8.00       7/01/2016          13,275
      800   Sunshine State Governmental Financing Commission (LIQ)(INS)       10.00       7/01/2016             800
                                                                                                         ----------
                                                                                                             14,075
                                                                                                         ----------
            TOLL ROADS (0.8%)
   15,000   Bay Area Toll Auth. (LIQ)(INS)                                     7.00       4/01/2039          15,000
                                                                                                         ----------
            WATER/SEWER UTILITY (0.5%)
   10,000   Harrisburg Auth. (INS)(NBGA)                                       7.00       7/15/2029          10,000
                                                                                                         ----------
            Total Municipal Bonds                                                                            53,875
                                                                                                         ----------
            Total Variable-Rate Demand Notes                                                                 89,945
                                                                                                         ----------
            Total Money Market Instruments (cost: $97,188)                                                   97,188
                                                                                                         ----------

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                                                     VALUE
    (000)   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.3%)

            REPURCHASE AGREEMENTS (4.9%)
  $ 2,960   Banc of America Securities LLC, 2.12%, acquired on 7/31/2008 and due 8/01/2008 at $2,960 (collateralized by $3,045 of Freddie
              Mac(h),(+), 2.58%(j), due 11/25/2008; market value $3,020)                                 $    2,960
   30,000   Credit Suisse First Boston LLC, 2.19%, acquired on 7/31/2008 and due 8/01/2008 at $30,000 (collateralized by $30,785 of
              Federal Home Loan(h),(+), 2.46%(j), due 10/27/2008; market
              value $30,603)                                                                                 30,000
   25,000   Deutsche Bank Securities, Inc., 2.18%, acquired on 7/31/2008 and due 8/01/2008 at $25,000 (collateralized by $25,452 of
              Freddie Mac(h),(+), 3.15% - 4.00%, due 7/14/2009 - 4/16/2013;
              combined market value $25,501)                                                                 25,000
   38,500   HSBC Securities, Inc., 2.16%, acquired on 7/31/2008 and
              due 8/01/2008 at $38,500 (collateralized by $39,770 of
              Farmer Mac(h),(+), 2.12% - 2.68%(j), due 8/04/2008 - 1/20/2009;
              combined market value $39,271)                                                                 38,500
                                                                                                         ----------
            Total Repurchase Agreements                                                                      96,460
                                                                                                         ----------
   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.4%)
  955,991   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(k)                                     956
7,862,929   Merrill Lynch Premier Institutional Fund, 2.54%(k)                                                7,863
                                                                                                         ----------
            Total Money Market Funds                                                                          8,819
                                                                                                         ----------
            Total Short-Term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $105,279)                                                            105,279
                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $2,144,751)                                                         $2,109,860
                                                                                                         ==========

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USAA INCOME FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.0% of net assets as of July 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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           (continued)

USAA INCOME FUND
JULY 31, 2008

         U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         EDA     Economic Development Authority
         EDC     Economic Development Corp.
         PRE     Prerefunded to a date prior to maturity
         REIT    Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2008

                 the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, NA, Bayerische Landesbank, Credit Suisse, Dexia Credit Local, or JP Morgan Chase Bank, NA.

         (NBGA)  Principal    and   interest    payments   or,   under   certain
                 circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Municipal Securities Purchase, Inc.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2008.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At July 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

38

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2008

         (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2008.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2008, was $2,344,000, which represented 0.1% of the Fund's net assets.

         (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (i) At July 31, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $24,634,000.

         (j) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (k) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JULY 31, 2008

ASSETS
  Investments in securities, at market value (including securities
     on loan of $98,496) (cost of $2,144,751)                                     $2,109,860
  Cash                                                                                    10
  Receivables:
     Capital shares sold                                                               1,321
     USAA Transfer Agency Company (Note 6C)                                                4
     Dividends and interest                                                           18,509
     Other                                                                                13
                                                                                  ----------
        Total assets                                                               2,129,717
                                                                                  ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                                105,289
     Securities purchased                                                             39,555
     Capital shares redeemed                                                           1,297
  Accrued management fees                                                                482
  Accrued transfer agent's fees                                                           53
  Other accrued expenses and payables                                                    117
                                                                                  ----------
        Total liabilities                                                            146,793
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,982,924
                                                                                  ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                 $2,054,594
  Accumulated undistributed net investment income                                      1,561
  Accumulated net realized loss on investments                                       (38,340)
  Net unrealized depreciation of investments                                         (34,891)
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,982,924
                                                                                  ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                        167,846
                                                                                  ==========
  Net asset value, redemption price, and offering price per share                 $    11.81
                                                                                  ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
  Dividends                                                            $  5,785
  Interest                                                              105,231
  Securities lending (net)                                                  748
                                                                       --------
      Total income                                                      111,764
                                                                       --------
EXPENSES
  Management fees                                                         5,436
  Administration and servicing fees                                       2,878
  Transfer agent's fees                                                   3,088
  Custody and accounting fees                                               256
  Postage                                                                   193
  Shareholder reporting fees                                                 76
  Trustees' fees                                                             10
  Registration fees                                                          63
  Professional fees                                                          69
  Other                                                                      32
                                                                       --------
     Total expenses                                                      12,101
  Expenses paid indirectly                                                  (28)
                                                                       --------
     Net expenses                                                        12,073
                                                                       --------
NET INVESTMENT INCOME                                                    99,691
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                      12,346
  Change in net unrealized appreciation/depreciation                    (30,626)
                                                                       --------
     Net realized and unrealized loss                                   (18,280)
                                                                       --------
Increase in net assets resulting from operations                       $ 81,411
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
YEARS ENDED JULY 31,

                                                                   2008             2007
                                                             ---------------------------
FROM OPERATIONS
  Net investment income                                      $   99,691       $   90,067
  Net realized gain on investments                               12,346              595
  Change in net unrealized appreciation/depreciation
     of investments                                             (30,626)          (2,183)
                                                             ---------------------------
     Increase in net assets resulting from operations            81,411           88,479
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (99,910)         (89,828)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     451,905          354,623
  Reinvested dividends                                           88,550           77,977
  Cost of shares redeemed                                      (385,694)        (336,027)
                                                             ---------------------------
     Increase in net assets from capital share
        transactions                                            154,761           96,573
                                                             ---------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 6C)                                                4                1
                                                             ---------------------------
Net increase in net assets                                      136,266           95,225
NET ASSETS
  Beginning of year                                           1,846,658        1,751,433
                                                             ---------------------------
  End of year                                                $1,982,924       $1,846,658
                                                             ===========================
Accumulated undistributed net investment income:
  End of year                                                $    1,561       $    1,780
                                                             ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    37,379           29,338
  Shares issued for dividends reinvested                          7,364            6,465
  Shares redeemed                                               (31,831)         (27,815)
                                                             ---------------------------
     Increase in shares outstanding                              12,912            7,988
                                                             ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

             A. SECURITY  VALUATION - The value of each  security is  determined
                (as of the  close  of  trading  on the New York  Stock  Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

                    valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

                4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

                5. Repurchase agreements are valued at cost, which approximates market value.

                6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

                7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the
                    Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FUTURES  CONTRACTS - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of July 31, 2008, the Fund did not invest in any futures contracts.

             C. FEDERAL  TAXES  - The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

                income to its shareholders. Therefore, no federal income tax provision is required.

             D. INVESTMENTS IN SECURITIES - Security  transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             E. REPURCHASE  AGREEMENTS  - The Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             F. SECURITIES  PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

                subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $24,555,000, all of which were when-issued securities.

             G. EXPENSES PAID INDIRECTLY - Through  arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $28,000.

             H. INDEMNIFICATIONS - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             I. USE OF ESTIMATES - The  preparation  of financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of $2,000, which represents 4.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for amortization resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $24,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                     2008              2007
                                                 ------------------------------
         Ordinary income*                        $99,910,000        $89,828,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $  1,564,000
         Accumulated capital and other losses                      (38,340,000)
         Unrealized depreciation of investments                    (34,891,000)

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2008, the Fund utilized capital loss carryovers of $12,370,000 to offset capital gains. At July 31, 2008, the Fund had capital loss carryovers of $38,340,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

         and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $395,488,000 and $291,657,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $2,144,751,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $31,598,000 and $66,489,000, respectively, resulting in net unrealized depreciation of $34,891,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

         102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $748,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $98,496,000 and received cash collateral of $105,289,000 for the loans. Of this amount, $105,279,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $10,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $5,436,000, which included a performance adjustment of $832,000 that increased the base management fee of 0.24% by 0.04%.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,878,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $30,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,088,000. Additionally, the Fund recorded a receivable from SAS of $4,000 at July 31, 2008, for adjustments related to corrections to shareholder transactions.

             D. UNDERWRITING   SERVICES  -  The   Manager   provides   exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

             A. STATEMENT  ON  FINANCIAL  ACCOUNTING  STANDARDS  (SFAS) NO. 157,
                "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

             B. SFAS NO. 159,  "THE FAIR VALUE OPTION FOR  FINANCIAL  ASSETS AND
                FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

                interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

             C. SFAS NO. 161,  "DISCLOSURES  ABOUT  DERIVATIVE  INSTRUMENTS  AND
                HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED JULY 31,
                                               ---------------------------------------------------------------------
                                                     2008          2007            2006           2005          2004
                                               ---------------------------------------------------------------------
Net asset value at beginning of period         $    11.92    $    11.92      $    12.32     $    12.24    $    12.16
                                               ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .63           .60             .59            .56           .55
   Net realized and unrealized gain (loss)           (.11)         (.00)(a)        (.41)           .08           .08
                                               ---------------------------------------------------------------------
Total from investment operations                      .52           .60             .18            .64           .63
                                               ---------------------------------------------------------------------
Less distributions from:
   Net investment income                             (.63)         (.60)           (.58)          (.56)         (.55)
                                               ---------------------------------------------------------------------
Net asset value at end of period               $    11.81    $    11.92      $    11.92     $    12.32    $    12.24
                                               =====================================================================
Total return (%)*                                    4.37          5.09(b)         1.50           5.33          5.23
Net assets at end of period (000)              $1,982,924    $1,846,658      $1,751,433     $1,798,881    $1,710,032
Ratios to average net assets:**
   Expenses (%)(d)                                    .63           .62(b)          .59            .55           .52(c)
   Expenses, excluding reimbursements (%)(d)          .63           .62(b)          .59            .55           .52
   Net investment income (%)                         5.19          4.98            4.81           4.38          4.36
Portfolio turnover (%)                                 16            28              36             24            28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31,  2008,  average net assets were  $1,919,680,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Effective April 26, 2002, through November 30, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME FUND
JULY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                    BEGINNING           ENDING           DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE     FEBRUARY 1, 2008 -
                                FEBRUARY 1, 2008     JULY 31, 2008       JULY 31, 2008
                                ---------------------------------------------------------
         Actual                     $1,000.00          $ 990.50               $3.12

         Hypothetical
           (5% return before
           expenses)                 1,000.00           1,021.73               3.17

         *Expenses are equal to the Fund's annualized expense ratio of 0.63%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.95)% for the six-month period of February 1, 2008, through July 31, 2008.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA INCOME FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2008

         and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2008

         including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2008

         data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the three-year period ended December 31, 2007, and in the top 50% of its performance universe for the one- and five-year periods ended December 31, 2007.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2008

         considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2008

         relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

64

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
        SELF-SERVICE  24/7    At "Products   &  Services" click
              AT  USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View  account  balance,  transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                    U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23423-0908                                   (C)2008, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09/25/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/26/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/26/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.